PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 1,133,484 Placement Units at a price of $10.00 per Placement Unit (or $11,334,840 in the aggregate). The Sponsor initially transferred $13,203,590 to the Trust Account on September 8, 2021. The excess proceeds ($1,869,110) over the proceeds of the Private Placement were subsequently transferred back to the Company’s operating account and returned to the Sponsor.
The proceeds from the sale of the Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Initial Public Offering, except that the Placement Units and their component securities will not be transferable, assignable or salable until 30 days after the consummation of the initial Business Combination except to permitted transferees and are entitled to registration rights. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the warrants included in the Placement Units (the “Placement Warrants”) will expire worthless.

NOTE 5. PRIVATE PLACEMENT
Simultaneously
with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of
1,133,484
 Placement Units at a price of $
10.00
per Placement
Unit (or $
11,334,840 in the aggregate). The
Sponsor initially transferred $
13,203,590
to the Trust Account on September 8, 2021. The excess proceeds ($
1,869,110)
 over the proceeds of the Private Placement were subsequently transferred back to the Company’s operating account and returned to the Sponsor.
The
proceeds from the sale of the Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Placement Units are identical to the Units sold in the Initial Public Offering, except that the Placement Units and their component securities will not be transferable, assignable or salable until
30
days after the consummation of the initial
b
usiness
c
ombination except to permitted transferees and are entitled to registration rights. If the Company does not complete a
b
usiness
c
ombination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the warrants included in the Placement Units (the “Placement Warrants”) will expire worthless.